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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number: __________
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aquiline Capital Partners LLC
Address:    535 Madison Avenue, 24th Floor,
            New York, NY 10022


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey W. Greenberg
Title:      Managing Principal
Phone:      (212) 624-9500

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Greenberg    New York, NY              February 14, 2008
-------------------------   -----------------------   -------------------
[Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:            1

 Form 13F Information Table Entry Total:       1

 Form 13F Information Table Value Total: $178,149 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Number            Form 13F File Number                      Name
---------  --------------------------------------  --------------------------
    1                           28-                  Jeffrey W. Greenberg

                           FORM 13F INFORMATION TABLE
                         AQUILINE CAPITAL PARTNERS LLC
                      FOR QUARTER ENDED DECEMBER 31, 2007


                                                                                                               Voting Authority
                                                                                                              ------------------
Name of Issuer           Title of     CUSIP     Value (x     Shrs or prn  SH/    Put/   Investment   Other
                          Class                  $1000)          amt      PRN    Call   Discretion  Managers  Sole  Shared  None
--------------------  ------------  ---------  ----------   ------------  ----  ------  ----------  --------  ----  ------  ----

Validus Holdings      COM           G9319H102  $178,149     6,857,142     SH            SHARED         1              X
Ltd.                                                                                    - OTHER